Preferred shares and other financial instruments subject to redemption and other preferential rights	12 Months Ended
Dec. 31, 2025
Preferred shares and other financial instruments subject to redemption and other preferential rights
Preferred shares and other financial instruments subject to redemption and other preferential rights
23	Preferred shares and other financial instruments subject to redemption and other preferential rights

(a)	Other financial instruments issued to investors

The Group committed to issue convertible redeemable preferred shares to certain investors and received the consideration in full from the investors upfront.

The movement of other financial instruments issued to investors during the years presented is set out as below:

	For the year ended December 31,
	2023	2024
	RMB’000	RMB’000
As of January 1	621,449	138,938
Issuance of financial instruments	—	—
Issuance of convertible redeemable preferred shares according to the commitment (Note 23(b))	(538,696)	(115,753)
Changes in the carrying amount	48,408	4,208
Cancellation of other financial instruments issued to an investor	—	(27,831)
Foreign exchange effect	7,777	438
As of December 31	138,938	—

In 2023, the Group repaid the original issue price of RMB39.1 million (equivalent to USD6.2 million) to certain investors, who committed to subscribe for 1,331,387 Series D Preferred Shares at a per share purchase price of US$4.658, after obtaining regulator’s approval and completing the foreign exchange registration procedures for the overseas direct investments. As of December 31, 2023, the subscription price of USD6.2 million (equivalent to RMB43.9 million) was not received by the Group, which was recorded as subscription receivables in the consolidated statements of financial position.

In May 2024, the Company entered into an amendment with the investors, pursuant to which both parties agreed to reduce the number of subscribed Series D Preferred Shares committed to subscribed for from 1,331,387 to 583,752 with an aggregate subscription price of USD2.7 million (equivalent to RMB19.3 million), which was collected in 2024.

(b)	Convertible redeemable preferred shares

The Series B-1 Preferred Shares, Series B-2 Preferred Shares and Series B-3 Preferred Shares are collectively referred to as the “Series B convertible redeemable preferred shares”, Series C-1 Preferred Shares is referred to as the “Series C-1 convertible redeemable preferred shares”, Series D Preferred Shares are referred to as the “Series D convertible redeemable preferred shares”, and Series D+ Preferred Shares are referred to as the “Series D+ convertible redeemable preferred shares”. All series of convertible redeemable preferred shares have the same par value of USD0.00001 per share. The redemption and other preferential rights of the convertible redeemable preferred shares are set forth below.

Redemption Rights

The Company is obliged to redeem all or part of the outstanding issued convertible redeemable preferred shares, at any time after the occurrence of specified contingent redemption events, including but not limited to that the Company has not completed a qualified IPO as of June 30, 2026.

The redemption amount payable for each convertible redeemable preferred shares upon the occurrence of any of the specified contingent events, will be an amount equal to 100% of the convertible redeemable preferred shares’ original issue price, plus all accrued but unpaid dividends thereon up to the date of redemption and simple interest on the original issue price at the rate of 10% per annum for Series B convertible redeemable preferred shares or 8% per annum for Series C-1 convertible redeemable preferred shares, Series D convertible redeemable preferred shares and Series D+ convertible redeemable preferred shares.

Conversion Rights

Each convertible redeemable preferred share shall be convertible, at the option of the holder, at any time after the date of issuance of such preferred shares, without the payment of any additional consideration, into fully-paid and non-assessable ordinary shares according to a conversion ratio of 1:1 based on the original issuance price, subject to adjustments for dilution, including but not limited to issuing new shares under the original subscription price per share paid by the holders.

All the outstanding convertible redeemable preferred shares shall automatically be converted into ordinary shares, at the applicable then-effective conversion price upon either of (a) the closing of a qualified IPO, or (b) the date or the occurrence of an event, specified by vote or written consent or agreement of the majority of all the preferred shares holders.

Voting Rights

The holders of convertible redeemable preferred shares shall be entitled to vote on all matters on which the holders of ordinary shares shall be entitled to vote on an ‘as-converted’ basis.

Dividend Rights

The holders of redeemable preferred shares are entitled to receive dividends at a simple rate of 8% of the original issue price per annum for each convertible redeemable preferred share held by such holder, payable out of funds or assets when and as such funds or assets become legally available. The dividends shall be paid in the sequence of (i) Series D+ convertible redeemable preferred shares; (ii) Series D convertible redeemable preferred shares; (iii) Series C-1 convertible redeemable preferred shares; and (iv) Series B convertible redeemable preferred shares. After the dividends have been paid in full or declared to the holders of the convertible redeemable preferred shares, the holders of the convertible redeemable preferred shares and the ordinary shares shall be entitled to receive on a pro rata, as-converted basis any additional dividends that the Board of Directors may declare, set aside or pay. The dividends shall not be cumulative and shall be paid when, as and if declared by the Board of Directors. The Board of Directors has right to decide whether to declare the dividends or not.

Presentation and classification

The Group recognized the financial liabilities arising from the redemption obligations for the preferred shares at the present value of the redemption amounts, with the changes in the carrying amount recorded in the consolidated statements of profit or loss. The movements of these financial liabilities during the years presented are set out as below:

	Series B-1	Series B-2	Series B-3	Series C-1	Series D	Series D+
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares	Shares	Shares	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023	1,678,082	216,962	467,587	2,150,323	1,883,151		6,396,105
Issuance of new convertible redeemable preferred shares	—	—	—	—	219,037	266,225	485,262
Changes in the carrying amount of convertible redeemable preferred shares	140,860	18,161	39,441	153,256	151,422	2,500	505,640
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	—	—	—	—	—	538,696	538,696
Foreign exchange effect	29,250	3,781	8,151	37,327	34,021	4,551	117,081
As of December 31, 2023	1,848,192	238,904	515,179	2,340,906	2,287,631	811,972	8,042,784

	Series B-1	Series B-2	Series B-3	Series C-1	Series D	Series D+
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares	Shares	Shares	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Changes in the carrying amount of convertible redeemable preferred shares	116,264	15,083	32,554	126,495	120,517	50,133	461,046
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	—	—	—	—	115,753	—	115,753
Conversion into Class A ordinary shares upon IPO of the Company	(1,971,168)	(254,856)	(549,605)	(2,475,929)	(2,532,302)	(865,056)	(8,648,916)
Foreign exchange effect	6,712	869	1,872	8,528	8,401	2,951	29,333
As of December 31, 2024	—	—	—	—	—	—	—